Condensed Statements of Operations - USD ($)			3 Months Ended		6 Months Ended
		Sep. 30, 2019	Sep. 30, 2020	Jun. 30, 2020	Sep. 30, 2020	Mar. 31, 2020
Revenue				$ 0		$ 0
General and administrative costs			$ 52,624		$ 52,624
Franchise tax expense			16,667		16,667	505
Loss from operations			(69,291)		(69,291)
Net loss			$ (69,291)		$ (69,291)	$ (505)
Weighted average shares outstanding (in Shares)	[1]			12,500,000		12,500,000
Common Stock Class A
Weighted average shares outstanding (in Shares)			51,100,000		51,100,000
Basic and diluted net Income (loss) per share (in Dollars per share)			$ 0.00		$ 0.00
Class B Common Stock
Weighted average shares outstanding (in Shares)	[2]	12,500,000	12,500,000		12,500,000
Basic and diluted net Income (loss) per share (in Dollars per share)			$ 0.00		$ 0.00

[1]	This number has been retroactively restated to reflect the recapitalization of the Company in the form of a 1.3125-for-1 stock split and a cancellation of 718,750 Founder Shares (see Note 6). Excludes an aggregate of up to 1,875,000 shares subject to forfeiture if the over-allotment option is not exercised in full by the underwriter.
[2]	Excludes an aggregate of up to 1,875,000 shares subject to forfeiture if the over-allotment option is not exercised in full by the underwriter (see Note 6). This number has been retroactively restated to reflect the recapitalization of the Company in the form of a 1.3125-for-1 stock split and a cancellation of 718,750 Founder Shares (see Note 6). On October 10, 2020, upon the expiration of the 45-day over-allotment period and the underwriters not exercising the over-allotment option, 1,875,000 shares of Class B common stock were forfeited by the Sponsor (see Note 6).